Fair Value of Financial Instruments - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Public and private warrant trading price	$ 0.90
Transfers between Level 1, Level 2, and Level 3.	$ 0